Interest expense and similar charges (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest expense and similar charges [Abstract]
Credit institutions deposits		R$ 5,367,471	R$ 3,782,781	R$ 3,369,931
Debt securities issued		13,576,866	19,490,807	25,693,236
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)		4,606,949	7,901,199	12,212,922
Subordinated liabilities (note 19)		25,336	52,984	731,594
Debt Instruments Eligible to Compose Capital (note 20)		604,216	495,188	501,748
Pension Plans (note 22.b)		343,137	292,628	290,920
Other interest	[1]	4,033,076	4,456,273	3,759,233
Total		R$ 28,557,051	R$ 36,471,860	R$ 46,559,584

[1]	In December 31, 2016, includes R$2,057 million related to the reversal of legal obligations.